Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses
Note 7 - Accrued Expenses

Accrued expenses as of December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Accrued Legal	$149,000	$90,000
Accrued Product Recall	60,000
Accrued Directors’ Compensation	-	77,000
Accrued Management Bonus	81,000	-
Accrued Interest	39,000	-
Accrued Travel	-	84,000
Accrued Other	36,000	70,000
Accrued Expenses	$365,000	$321,000